Right of use assets	12 Months Ended
Dec. 31, 2025
Right Of Use Assets
Right of use assets
7.	Right of use assets:

	December 31,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(334)	(333)
New leases	610	353
Termination	(134)	-
Ending Balance	$543	$401

During the year ended December 31, 2025, the Company terminated their facility leases in Calgary, Jakarta and Prague. During the same period, the Company entered into new five-year facility leases in Calgary and Prague and extended leases of Jakarta and the colocation facility. The incremental borrowing rate used in the determination of the lease liability and right of use assets of the new leases was 9.45% to 11.06%. The derecognition of the terminated leases resulted in a net gain of $36. During the year ended December 31, 2024, the Company extended the data storage lease by one year and extended and expanded the Jakarta office facility lease by two years.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 17